Related Party Transactions	6 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Related Party Transactions
6	Related party transactions

Parent entities

(i)	Ultimate parent

Genetic Technologies Limited is the ultimate Australian parent company. As at the date of this Report, no shareholder controls more than 50% of the issued capital of the company

(ii)	Transactions within the group and with other related parties

During the half year ended 31 December 2019, the only transactions between entities within the group and other related parties occurred, are as listed below. Except where noted, all amounts were charged on similar to market terms and at commercial rates.

(iii)	Blockchain Global Limited

As announced by the company on 15 February 2018, a non-binding terms sheet with Blockchain Global Limited (BCG) was entered to provide a framework for continuing discussions between the two companies, with the proposed transaction being subject to shareholder approval (by non-associated Shareholders); and as announced by the company on 2 August 2018, a framework agreement with BCG was entered formalizing the non-binding terms sheet and providing a framework for a strategic alliance between the company and BCG, with the agreement became binding on 29 November 2019 upon receiving the requisite shareholder approval. To date no shares have been issued under the framework agreements and no milestones have been achieved. Any rights to the 486 million milestone shares lapse between 27th Dec 2019 and 27 June 2020.

The company has accounted for these share issuances in accordance with its accounting policy for share-based payment transactions and has not recorded any associated expense in the current half-year given performance conditions have not been met and are not currently considering any Blockchain related projects.

A number of directors of the company presently or previously have had involvement with BCG. Mr Sam Lee has a direct and indirect share interest in BCG of 21% and is a director of BCG. Mr Peter Rubinstein has a direct and indirect share interest in BCG of 8%. Dr George Muchnicki has a direct and indirect share interest in BCG of 3.4%. Dr Paul Kasian was previously a director of BCG until July 2018.

(iv)	Mr. Lodge Corporate

Dr. Kasian was a director of corporate finance and corporate advisor from December 2017 to February 2019 with Lodge Corporate. During the period, the company engaged in corporate advisory services with Lodge Corporate and had transactions worth $121,225 which also included $88,000 that related to 2% of the underwriting of the capital raise during the half year end 31 December 2019.

(v)	Mr. Phillip Hains (Chief Financial Officer)

On July 11, 2019, the Company announced that it had appointed Mr. Phillip Hains (MBA, CA) as the Chief Financial Officer who has over 30 years of extensive experience in roles with a portfolio of ASX and NASDAQ listed companies and provides CFO services through his firm The CFO Solution. Prior to this point the Company had a similar arrangement with The CFO Solution, where it would engage and provided services of overall CFO, accounting and other finance related activities.

During the reporting period, the company had transactions valued at $251,170 with The CFO Solution towards provision of overall CFO, accounting and other finance related activities.

(vi)	Issuance of options to directors towards underwriting the capital raise

As announced on 4 October 2019, the Company undertook an underwritten non-renounceable pro-rata entitlement offer at an Issue Price of 0.4 cents per new share.

On 11 October 2019, the Company updated the market to advise that the offer was from that time agreed to be underwritten by Lodge Corporate Pty Ltd and that two of the Company’s directors (Peter Rubinstein and Dr. George Muchnicki), had agreed to sub-underwrite the offer. Both directors, in conjunction with the underwriter Lodge Corporate Pty Ltd, subsequently agreed amongst themselves to alter the respective sub-underwritten amounts, but the total to be sub-written between them ($2 million) remained same, as did the total underwritten amount (of $4 million).

Accordingly, the underwritten offer subsequently was sub-underwritten by Peter Rubinstein and Dr. George Muchnicki (each as up to $1 million) in conjunction with a consortium of non-associated wholesale investors (also as sub-underwriters) who in aggregate equate to the underwritten amount of $4 million, each in accordance with the terms of their separate sub-underwriting agreements with Lodge Corporate Pty Ltd (each a Sub-Underwriting Agreement).

Dr. Muchnicki and Mr. Rubinstein reflecting the amount of their sub-writing commitment were to be granted on the same terms as all options to be granted to the relevant sub-underwriters. The number of options issued to both directors was calculated as 1 Option for every 2 Shares being sub-underwritten and were issued a total of 125,000,000 unlisted options to each of the directors.

As announced on October 11, 2019, within the rights issue offer document, upon exercise each such option converts into 1 fully paid share on terms consistent with the ASX Listing Rules; with a 3-year expiry date from grant and with an exercise price per underwriter option equal to the lower of:

● 0.008 cents; and

● The implicit price per share at which any raise done by Aegis capital within 3 months from the company’s shareholder meeting.

but in any event with a floor exercise price equal to 0.004 cents.

(vii)	Performance rights issuance

After receiving requisite shareholder approval on 29 November 2018, the company has issued 76,250,000 performance rights to directors of the company as follows:

●	7,500,000 Class A Performance Rights, 25,000,000 Class B Performance Rights and 25,000,000 Class C Performance Rights to Dr Paul Kaisian

●	3,750,000 Class A Performance Rights to Dr Lindsay Wakefield

●	6,250,000 Class A Performance Rights to Dr George Muchnicki

●	5,000,000 Class A Performance Rights to Mr Peter Rubinstein

●	3,750,000 Class A Performance Rights to Mr Xue Lee

The company has accounted for these performance rights in accordance with its accounting policy for share-based payment transactions and has recorded $33,771 of associated expense in the current period end.

3,750,000 performance rights of the issued to Mr. Xue Lee that have been previously expensed off as at June 30, 2019 were cancelled during the half year ended 31 December 2019. Additionally, 57,500,000 performance rights issued to Dr. Paul Kasian were reversed in the current period for any expense recognised in the prior reporting year since they were forfeited. Due to the forfeiture of performance rights, a reversal amounting to $ 81,983 relating to prior period expense recognition was accounted for during the current reporting period.

(viii)	Blockshine Health Joint Venture

The company, via its subsidiary Gene Ventures Pty Ltd, entered into a joint venture with Blockshine Technology Corporation (BTC). The joint venture company, called Blockshine Health, was to pursue and develop blockchain opportunities in the biomedical sector. Blockshine Health would have had as per the agreement full access to BTC’s technology (royalty free) as well as all of its opportunities in the biomedical sector. The company invested $250,000 into the joint venture and have a 49% equity stake. During the year ended 30 June 2019, the Company determined that the $250,000 investment in the Joint Venture agreement was fully impaired. On 6 August 2019 the Company announced the Joint Venture agreement was cancelled.

Subsequent to the announcement, the company managed to recover $43,380 from the investment in BTC.

Dr George Muchnicki is currently the director of both the company and Blockshine Health. At this time, no directors fees are payable to Dr Muchnicki by the joint venture company Blockshine Health.

(ix)	Genetic Technologies HK Limited and Aocheng Genetic Technologies Co. Ltd - Joint Venture

In August 2018, the company announced a Heads of Agreement had been reached with Representatives of the Hainan Government - Hainan Ecological Smart City Group (“HESCG”), a Chinese industrial park development and operations company have formally invited Genetic Technologies Limited (“GTG”) to visit the Hainan Medical Pilot Zone to conduct a formal review and discuss opportunities for market entry into China via the Hainan Free Trade Zone initiative. The invitation was extended to GTG via Beijing Zishan Health Consultancy Limited (“Zishan”), demonstrating the potential for growth presented by the proposed Joint Venture between the parties (as announced to the market on 14 August 2018).

Participants in the Hainan Medical Pilot Zone gain access to the Chinese healthcare market with an estimated value in excess of US$800B. Discussions with HESCG form part of an official review process to evaluate the feasibility of offering GTG’s suite of genetic risk assessment tests into China through the Hainan Medical Pilot Zone.

Subsequently, the company announced the official formation of Genetic Technologies HK Limited and Aocheng Genetic Technologies Co. Ltd in Hong Kong to the market on March 27, 2019.

With a growing clinical market and increased government investment in health-related technology, China is poised to become one of the largest global markets for genomic testing. The invitation from representatives of the Hainan Government represents a significant opportunity for GTG to advance the adoption of genetic risk assessment tests in the region.

There were no transactions with parties related to Key Management Personnel during the period other than that disclosed above.

Details of Directors and Key Management Personnel as at balance date.

Directors
●	Dr Lindsay Wakefield (Non-Executive)
●	Dr Jerzy Muchnicki (Executive Director and Interim Chief Executive Officer)
●	Mr Peter Rubinstein (Non-Executive)
●	Mr. Nicholas Burrows (Non-Executive)
●	Dr. Paul Kasian (Former Chief Executive Officer) (resigned on 24 September 2019)

Executives
●	Dr Richard Allman (Scientific Director)
●	Mr Phillip Hains (Chief Financial Officer)
●	Mr Paul Viney (Former Chief Financial Officer, Chief Operating Officer and Company Secretary) (appointed on December 15, 2018 and resigned on July 15, 2019)